Long-term debt - Outstanding Amount (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Long-term debt
Revolving credit facility	$ 1,273,755	$ 1,555,215	$ 2,100,000
Senior unsecured notes	377,814	378,633
Long-term debt	$ 1,651,569	$ 1,933,848